SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Goodwill and Intangible Assets, Other than Temporary Impairment on Investment, Advertising Costs, Third Party Commissions and Foreign Currency Translation - Narrative) (Details) (USD $)
	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Goodwill and Intangible Assets
Amortization of intangible assets			$ 516,000
Other than Temporary Impairment on Investment
Investment impairment	3,947,000	9,400,000	3,043,000
Advertising Costs
Advertising costs	100,000	100,000	200,000
Foreign Currency Translation
Less: Gain (loss) reclassified from AOCI to income	121,000	(7,088,000)
Number of chinese entities	3	2
Gain (loss) on foreign currency translation	$ (586,000)	$ 3,856,000	$ (4,675,000)